Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk - Confirmed foreign letters of credit [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	$ 91,270	$ 58,299
Substandard
Non-complying
Total	91,270	58,299
Stage 1 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	91,270	58,063
Substandard
Non-complying
Total	91,270	58,063
Stage 1 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal		236
Substandard
Non-complying
Total		236
Stage 2 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 2 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 3 Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 3 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total